Stock Based Compensation (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of options on respective grant dates using Black-Scholes option pricing model
Weighted average risk-free interest rate	1.20%	2.50%	2.30%
Weighted average expected volatility	49.60%	48.50%	48.30%
Expected option life	8 years	7 years 6 months	7 years 4 months 24 days
Expected dividend yield	0.00%	0.00%	0.00%